Share based payment arrangement - Summary of Inputs Used in Binomial Option Pricing Model (Detail) ₩ / shares in Units, ₩ in Millions		12 Months Ended
	Nov. 01, 2021 KRW (₩) mo	Dec. 31, 2021 KRW (₩) yr ₩ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated option's life | mo	6
Per share fair value of the option | ₩	₩ 300,500
Series 1-1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.86%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 52,500
Expected volatility		13.38%
Expected dividends		3.80%
Exercise price		₩ 49,350
Per share fair value of the option | ₩		₩ 5,403
Series 1-2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.95%
Estimated option's life | yr		6
Share price (Closing price on the preceding day)		₩ 52,500
Expected volatility		13.38%
Expected dividends		3.80%
Exercise price		₩ 53,298
Per share fair value of the option | ₩		₩ 4,048
Series 1-3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		2.07%
Estimated option's life | yr		7
Share price (Closing price on the preceding day)		₩ 52,500
Expected volatility		13.38%
Expected dividends		3.80%
Exercise price		₩ 57,562
Per share fair value of the option | ₩		₩ 3,096
Series 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		2.63%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 48,700
Expected volatility		16.45%
Expected dividends		3.70%
Exercise price		₩ 50,824
Per share fair value of the option | ₩		₩ 4,798
Series 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.91%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 51,800
Expected volatility		8.30%
Expected dividends		3.80%
Exercise price		₩ 53,052
Per share fair value of the option | ₩		₩ 1,720
Series 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.78%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 50,600
Expected volatility		7.70%
Expected dividends		3.90%
Exercise price		₩ 50,862
Per share fair value of the option | ₩		₩ 1,622
Series 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.52%
Estimated option's life | yr		7
Share price (Closing price on the preceding day)		₩ 34,900
Expected volatility		8.10%
Expected dividends		5.70%
Exercise price		₩ 38,452
Per share fair value of the option | ₩		₩ 192
Series 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.55%
Estimated option's life | yr		5
Share price (Closing price on the preceding day)		₩ 49,800
Expected volatility		25.70%
Expected dividends		4.00%
Exercise price		₩ 50,276
Per share fair value of the option | ₩		₩ 8,142
Share Appreciation Rights Of SK Telecom Co., Ltd. [Member] | Cash-settled share-based payment arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.71%
Estimated option's life | yr		3.25
Share price (Closing price on the preceding day)		₩ 57,900
Expected volatility		26.00%
Expected dividends		3.40%
Exercise price		₩ 50,276
Per share fair value of the option | ₩		₩ 10,646
Share Appreciation Rights of SK Square Co., Ltd. [Member] | Cash-settled share-based payment arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.71%
Estimated option's life | yr		3.25
Share price (Closing price on the preceding day)		₩ 66,400
Expected volatility		26.00%
Expected dividends		0.00%
Exercise price		₩ 50,276
Per share fair value of the option | ₩		₩ 20,321